Derivative Financial Instruments - Summary of Fair Value of Derivative Financial Instruments (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative financial instruments [abstract]
Derivative financial assets, Held for trading	₺ 1,964,325	₺ 877,115
Derivative financial assets, Derivatives used for hedge accounting		1,884,713
Derivative financial assets	1,964,325	2,761,828
Derivative financial liabilities, Held for trading	501,322	453,068
Derivative financial liabilities, Derivatives used for hedge accounting		70,181
Derivative financial liabilities	₺ 501,322	₺ 523,249